STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of fair value of stock awards granted
	Number of Shares	Fair Value per Share	Weighted Average Market Value per Share
Shares Issued as of December 31, 2019	471,000	$0.27 – 1.49	$0.77
Shares Issued	656,000	0.14 – 0.44	0.22
Shares Issued as of March 31, 2020	1,127,000	$0.14 – 1.49	$0.57

Shares Issued as of December 31, 2020	11,002,000	$0.003 – 1.49	$0.10
Shares Issued	3,199,200	0.24	0.24
Shares Issued as of March 31, 2021	14,201,200	$0.003 – 1.49	$0.13

On November 13, 2020, the Company granted 200,000 shares with a fair market value of $0.19/share to two Medical Consultants for their efforts in validating the Company’s science and potential clinical pathways, for a total of $37,500.

	Number of Shares	Fair Value per Share	Weighted Average Market Value per Share
Shares Granted as at December 31, 2019	1,127,000	$0.27 - 1.49	$0.77
Shares Granted	9,875,000	0.003 - 0.44	0.02
Shares Granted as at December 31, 2020	11,002,000	$0.003 - 1.49	$0.10

Summary of stock options granted valuation assumptions

The fair value of stock options granted and revaluation of non-employee consultant options for the three months ended March 31, 2021 and 2020 was calculated with the following assumptions:

	March 31, 2021	March 31, 2020
Risk-free interest rate	0.17%	1.32 - 1.69%
Expected dividend yield	0%	0%
Volatility factor (monthly)	161.18%	126.37%
Expected life of options	3 years	3 years

The fair value of stock options granted and revaluation of non-employee consultant options for the year ended December 31, 2020 was calculated with the following assumptions:

	2020	2019
Risk-free interest rate	0.10 - 1.61%	1.34 - 2.32%
Expected dividend yield	0%	0%
Volatility factor (monthly)	158.22%	122.25%
Expected life of option	3 years	3 years

Summary of stock option activity

The following table summarizes the Company’s stock option activity for the three months ended March 31, 2021, and 2020:

	Number of Options	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2019	341,000	$0.61 - 1.21	$0.96
Granted	48,000	0.15 - 0.31	0.16
Exercised	-	-	-
Options forfeited/cancelled	-	-	-
Outstanding as of March 31, 2020	389,000	$0.15 - 1.21	$0.76

Outstanding as of December 31, 2020	533,000	$0.001 - 1.21	$0.73
Granted	45,000	0.20	0.20
Exercised	-	-	-
Options forfeited/cancelled	-	-	-
Outstanding as of March 31, 2021	578,000	$0.001 - 1.21	$0.72

The following table summarizes the Company’s stock option activity during the year ended at December 31, 2020:

	Number of Shares	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as at December 31, 2019	341,000	$0.61 - 1.21	$0.96
Granted	192,000	0.001 - 0.32	0.13
Exercised	—	—	—
Options forfeited/cancelled	—	—	—
Outstanding as at December 31, 2020	533,000	$0.001 - 1.21	$0.73

Summary of stock options vested or expected to vest

The following table summarizes information about stock options that are vested or expected to vest at March 31, 2021:

		Options Outstanding				Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$0.001	45,000	$0.001	2.08	$—	45,000	$0.001	2.08	$—
0.05	3,000	0.05	2.50	—	3,000	0.05	2.50	—
0.15	90,000	0.15	2.08	—	90,000	0.15	2.08	—
0.18	45,000	0.18	2.58	—	45,000	0.18	2.58	—
0.20	48,000	0.20	2.80	—	48,000	0.20	2.80	—
0.31	3,000	0.31	1.75	—	3,000	0.31	1.75	—
0.32	3,000	0.32	2.00	—	3,000	0.32	2.00	—
0.73	3,000	0.73	1.50	—	3,000	0.73	1.50	—
0.61	45,000	0.61	1.59	—	45,000	0.61	1.59	—
0.95	200,000	0.95	1.45	—	200,000	0.95	1.45	—
1.09	3,000	1.09	1.25	—	3,000	1.09	1.25	—
1.10	45,000	1.10	1.33	—	45,000	1.10	1.33	—
1.21	45,000	1.21	1.08	—	45,000	1.21	1.08	—
$0.001-1.21	578,000	$0.62	1.78	$—	578,000	$0.62	1.78	$—

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2020:

		Options Outstanding				Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$0.001	45,000	$0.001	2.33	$—	45,000	$0.001	2.33	$—
0.05	3,000	0.05	2.75		3,000	0.05	2.75
0.15	90,000	0.15	2.33	—	90,000	0.15	2.33	—
0.18	45,000	0.18	2.83		45,000	0.18	2.83
0.20	3,000	0.20	2.50	—	3,000	0.20	2.50	—
0.31	3,000	0.31	2.00	—	3,000	0.31	2.00	—
0.32	3,000	0.32	2.25	—	3,000	0.32	2.25	—
0.73	3,000	0.73	1.83	—	3,000	0.73	1.83	—
0.61	45,000	0.61	1.75	—	45,000	0.61	1.75	—
0.95	200,000	0.95	1.70	—	200,000	0.95	1.70	—
1.09	3,000	1.09	1.50	—	3,000	1.09	1.50	—
1.10	45,000	1.10	1.58	—	45,000	1.10	1.58	—
1.21	45,000	1.21	1.33	—	45,000	1.21	1.33	—
$0.001-1.21	533,000	$0.71	2.10	$—	533,000	$0.71	2.10	$—

Summary of non-vested stock options

The following table sets forth the status of the Company’s non-vested stock options as of March 31, 2021 and December 31, 2020:

	Number of Options	Weighted- Average Grant-Date Fair Value
Non-vested as of December 31, 2020	-	$-
Granted	45,000	0.18
Forfeited	-	-
Vested	45,000	0.18
Non-vested as of March 31, 2021	-	$-

The following table sets forth the status of the Company’s non-vested stock options as at December 31, 2020 and December 31, 2019:

	Number of Options	Weighted- Average Grant-Date Fair Value
Non-vested as at December 31, 2019	—	$—
Granted	192,000	0.13
Forfeited	—	—
Vested	192,000	0.13
Non-vested as at December 31, 2020	—	$—